Income taxes - Summary tax losses carried forward (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which deferred tax is partly recognised	$ 3,704	$ 4,147
Unused Tax Losses, Expiring 2026 - 2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which deferred tax is partly recognised	$ 702
Unused Tax Losses, Expiring 2025 - 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which deferred tax is partly recognised		$ 1,048